INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 3,537,982	$ 1,976,084
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	0
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	18,374,939
Operating Loss Carryforwards Expiration Period	beginning in 2028
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	18,378,914
Operating Loss Carryforwards Expiration Period	beginning in 2028
Domestic Research And Development Credit Carry-Forwards [Member]
Income Tax Disclosure [Line Items]
Tax Credit Carryforward, Amount	133,716
Tax Credit Carryforward Expiration Period	beginning in 2029
State And Local Research And Development Credit Carry-Forwards [Member]
Income Tax Disclosure [Line Items]
Tax Credit Carryforward, Amount	$ 140,649
Tax Credit Carryforward Expiration Period	beginning in 2029